Condensed Consolidated Statements of Cash Flows (Quarterly Periods Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,252,501)	$ 3,185,760	$ (4,728,869)	$ (5,698,198)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for credit losses	919,529	1,000,344	1,865,362	1,134,518
Depreciation and amortization	4,495	7,045	8,618	14,124
Amortization of loan costs				77,781
Loss on disposal of assets		571	571	12,582
Loss on marketable securities sold	153,514
Legal settlements and related fees	178,982
Changes in assets - (increase) decrease:
Other receivables	14,194	(65,063)	(8,589)	(50,380)
Prepaid expenses	(17,171)	3,613	(5,679)	(7,276)
Deposits	(5,794)	28,369	28,369	3,490
Changes in liabilities - increase (decrease):
Accounts payable and accrued expenses	157,107	126,678	74,118	452,285
Deferred rent		(11,522)	(11,522)	(16,906)
Deferred salary				118,412
NET CASH USED IN OPERATING ACTIVITIES	(1,847,645)	(2,095,725)	(2,777,621)	(3,959,568)
CASH FLOWS FROM INVESTING ACTIVITIES:
Sale of marketable securities	3,400,106
Loans receivable originated	(1,140,000)	(2,695,000)	(3,120,000)	(5,381,851)
Loans receivable repaid	1,440,627	1,568,668	2,004,433	1,438,946
Advances to CEO				(95,003)
Purchase of property & equipment				(19,117)
NET CASH USED IN INVESTING ACTIVITIES	3,700,733	(1,126,332)	(1,115,567)	(4,057,025)
CASH FLOWS FROM FINANCING ACTIVITIES:
Preferred dividends paid		(29,917)	(35,517)	(220,974)
Common stock dividends paid	(111,927)
Proceeds from short-term loans				400,000
Payments on short-term loans				(400,000)
Repayment of senior debt				(2,230,000)
Prepaid preferred share redemption				(160,000)
Payments for buyback of common stock	(276,880)	(130,769)	(209,099)
Deposits on preferred shares to be issued	63,595
Proceeds from issuance of preferred stock		93,050	246,000	6,100,000
Proceeds from issuance of common stock		3,728,686	3,728,686	4,579,414
NET CASH PROVIDED BY FINANCING ACTIVITIES	(325,212)	3,661,050	3,730,070	8,068,440
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,527,876	438,993	(163,118)	51,847
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	322,441	485,559	485,559	433,712
CASH AND CASH EQUIVALENTS, END OF YEAR	1,850,317	924,552	322,441	485,559
Supplemental disclosures:
Interest paid in cash				508,800
Income taxes paid in cash			2,134
Issuance of common stock in lieu of repayment of accrued compensation				261,608
Issuance of preferred stock in lieu of consulting fees				279,500
Advance officer offset against preferred dividends & accrued compensation				95,003
Issuance of common stock for tender offer	3,553,620
Issuance of common stock in lieu of consulting fees		$ 157,000	$ 169,500	$ 156,954